CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Total revenues	$ 138,496,690	$ 58,662,900	$ 33,560,265
Interest expense	(10,102,290)	(4,101,528)
Total Net Revenues	128,394,400	54,561,372	33,560,265
Operating cost and expenses:
Execution and clearing	(12,645,113)	(2,519,238)	(257,115)
Employee compensation and benefits (including share based compensation of US$34,204,761, US$4,062,600 and US$6,054,612 for the years ended December 31, 2018, 2019 and 2020, respectively)	(50,039,073)	(35,787,458)	(55,656,219)
Occupancy, depreciation and amortization	(4,735,881)	(3,572,260)	(2,621,699)
Communication and market data	(10,320,505)	(6,494,006)	(3,558,546)
Marketing and branding	(15,871,777)	(7,103,178)	(10,526,940)
General and administrative	(13,748,818)	(9,259,484)	(7,831,860)
Total operating cost and expenses	(107,361,167)	(64,735,624)	(80,452,379)
Other income:
Others, net	996,559	869,028	725,446
Total income (loss) before income taxes	22,029,792	(9,305,224)	(46,166,668)
Income tax benefit (expense)	(2,850,547)	3,355,366	1,873,113
Net income (loss)	19,179,245	(5,949,858)	(44,293,555)
Less:
Net income attributable to redeemable non-controlling interests	3,114,452	639,573
Net loss attributable to non-controlling interests	0		(1,085,823)
Net income (loss) attributable to ordinary shareholders of UP Fintech Holding Limited	$ 16,064,793	$ (6,589,431)	$ (43,207,732)
Net income (loss) per share attributable to ordinary shareholders of UP Fintech Holding Limited:
Basic	$ 0.01	$ 0.00	$ (0.09)
Diluted	$ 0.01	$ 0.00	$ (0.09)
Weighted average shares used in calculating net income (loss) per ordinary shares
Basic	2,117,904,025	1,751,784,176	506,393,198
Diluted	2,162,232,325	1,751,784,176	506,393,198
Other comprehensive income/(loss), net of tax:
Unrealized gain on available-for-sale investments (net of tax effect of US$87,619, US$ nil and US$6,284 for the years ended December 31, 2018, 2019 and 2020, respectively)	$ 41,149		$ 262,857
Change in cumulative foreign currency translation adjustment	3,752,464	$ (321,433)	(935,612)
Total Comprehensive income (loss)	22,972,858	(6,271,291)	(44,966,310)
Total Comprehensive income (loss) attributable to non-controlling interests	0		(1,085,823)
Total Comprehensive income (loss) attributable to redeemable non-controlling interests	3,114,452	639,573
Total Comprehensive income (loss) attributable to ordinary shareholders of UP Fintech Holding Limited	19,858,406	(6,910,864)	(43,880,487)
Commissions
Revenues:
Revenues	77,628,521	26,697,958	26,043,051
Financing service fees
Revenues:
Revenues	6,576,622	7,926,766	6,442,012
Interest income
Revenues:
Revenues	31,754,541	16,505,185	85,361
Other revenues
Revenues:
Revenues	$ 22,537,006	$ 7,532,991	$ 989,841